Balance Sheet	Feb. 05, 2021 USD ($)
ASSETS
Cash	$ 3,095,790
Prepaid expenses	38,100
Total current assets	3,133,890
Cash held in Trust Account	200,000,000
Total assets	203,133,890
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accrued expenses	403,864
Advances from Sponsor	71,706
Total current liabilities	475,570
Warrant liabilities	6,097,325
Deferred underwriting fee payable	7,000,000
Total liabilities	13,572,895
Commitments and contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid in capital
Accumulated deficit	(10,439,583)
Total stockholders' deficit	(10,439,005)
Total liabilities and stockholders' deficit	203,133,890
Common Class A [Member]
LIABILITIES AND STOCKHOLDERS' DEFICIT
Class A common stock subject to possible redemption, $0.0001 par value; 20,000,000 shares issued and outstanding at redemption value of $10.00 per share	200,000,000
Stockholders' Deficit
Common stock	78
Common Class B [Member]
Stockholders' Deficit
Common stock	$ 500